Variant Alternative Income Fund

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares/ Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in private investment companies - 26.8%
Litigation Finance
EAJF ESQ FUND LP (a)(e)(f)	-	5/26/2022	$35,000,000	$36,543,873	1.5
Equal Access Justice Fund LP (a)(e)(f)	-	3/30/2021	45,000,000	49,591,572	2.1
Series 4 - Virage Capital Partners LP (a)(e)(f)	-	9/1/2018	883,896	1,566,435	0.1
Series 6 - Virage Capital Partners LP (a)(e)(f)	-	10/31/2019	16,000,000	21,460,977	0.9
Virage Recovery Fund (Cayman) LP (a)(b)(g)	3,814,489	8/6/2019	15,313,446	24,951,612	1.0
			112,197,342	134,114,469	5.6
Portfolio Finance
C L Levi Co-Invest, L.P. (a)(e)(f)	-	6/27/2022	11,853,832	12,847,907	0.5
Crestline Portfolio Financing Fund II (US), L.P. (a)(e)(f)	-	4/25/2018	1,254,068	1,476,966	0.1
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary (a)(e)(f)	-	8/26/2021	536,712	763,301	0.0
Crestline Praeter, L.P. - Zoom (a)(e)(f)	-	12/26/2019	2,593,168	3,407,409	0.1
RIVER HORSE HOLDINGS II LP (a)(e)(f)	-	1/6/2023	3,600,000	3,642,948	0.2
			19,837,780	22,138,531	0.9
Real Estate Debt
Oak Harbor Capital NPL VII, LLC (a)(e)(f)	-	3/1/2019	7,760,297	9,893,911	0.4
Quiet Credit I LLC (a)(e)(f)	-	7/15/2021	4,478,715	4,780,324	0.2
Setpoint Residential Fintech Fund LP (a)(e)(f)	-	2/4/2022	12,677,105	12,269,404	0.5
			24,916,117	26,943,639	1.1
Real Estate Equity
Montreux Healthcare Fund PLC (a)(f)	48,220	2/1/2018	63,438,713	75,435,522	3.2
Prime Storage Fund II (Cayman), LP (a)(e)(f)	-	11/20/2017	996,147	1,553,227	0.1
			64,434,860	76,988,749	3.3
Royalties
MEP Capital II LP (a)(e)(f)	-	11/27/2020	8,022,340	8,833,199	0.4
MEP Capital II LP - Co-investment Sound Royalties (a)(e)(f)	-	8/3/2021	2,000,000	2,421,014	0.1
MEP Capital III LP (a)(e)(f)	-	11/1/2021	13,776,406	14,465,878	0.6
MEP Capital III LP - Co-investment Culture Works (a)(e)(f)	-	11/3/2021	2,000,000	2,278,113	0.1
MEP Capital III, L.P. - NGL (a)(e)(f)	-	5/3/2022	8,000,000	8,507,527	0.4
			33,798,746	36,505,731	1.6
Secondaries
Armadillo Financial Fund LP (a)(e)(f)	-	12/28/2018	55,955	5,837	0.0
Black Forest Structured Lending Fund (a)(e)(f)	-	12/30/2022	3,818,272	5,651,404	0.2
CAMPBELL OPPORTUNITY TIMBER FUND-A, L.P. (a)(e)(f)	-	11/1/2021	135,476	896,967	0.0
North Haven Offshore Infrastructure Partners A LP (a)(e)(f)	-	7/18/2019	1,566,729	1,522,477	0.1
PWP Asset Based Income ASP Fund (a)(e)(f)	-	3/29/2019	916,560	1,030,820	0.1
Taiga Special Opportunities LP (a)(f)	20,687,033	4/22/2022	14,876,901	19,794,782	0.8
Thor Urban Property Fund II, Inc. (a)(f)	35,695	12/30/2019	4,161,214	321,113	0.0
			25,531,107	29,223,400	1.2
Specialty Finance
ACM JEEVES CO-INVEST VEHICLE LLC (a)(e)(f)	-	11/21/2022	4,926,108	5,059,476	0.2
ATALAYA EQUIPMENT LEASING FEEDER EVERGREEN LP (a)(e)(f)	-	5/23/2022	23,625,000	24,348,316	1.0
BSRF Tax-Exempt LLC (a)(e)(f)	-	5/17/2022	20,000,000	21,060,478	0.9
CoVenture - Amzn Credit Opportunities Fund LP (a)(e)(f)	-	3/11/2021	30,573,720	30,463,762	1.3
CoVenture - No1 Credit Opportunities Fund LLC (a)(e)(f)	-	2/28/2020	1,000,000	1,011,820	0.0
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series) (a)(e)(f)	-	2/5/2021	3,000,000	3,032,784	0.1
CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series) (a)(e)(f)	-	7/12/2021	7,500,000	7,573,448	0.3
CoVenture Credit Opportunities Partners Fund LP (a)(e)(f)	-	12/12/2019	20,000,000	20,734,005	0.9
DelGatto Diamond Fund QP, LP (a)(e)(f)	-	10/3/2019	18,750,000	24,587,178	1.0
OHP II LP Class B (a)(e)(f)	-	5/27/2021	2,034,193	1,925,057	0.1
OHPC LP Founders Class Interest 1.25% (a)(e)(f)	-	3/7/2019	11,206,083	11,340,758	0.5
RIVONIA ROAD FUND LP (a)(e)(f)	-	7/29/2022	10,000,000	10,460,065	0.5
Silverpeak Special Situations Lending Onshore Fund LP (a)(e)(f)	-	10/19/2021	6,368,475	7,408,213	0.3
Sound Point Discovery Fund LLC (a)(e)(f)	-	3/31/2022	10,000,000	10,301,628	0.5
SP TECHNOLOGY PAYMENTS II, LLC (a)(e)(f)	-	11/10/2022	4,480,000	4,510,361	0.2
Turning Rock Fund I LP (a)(e)(f)	-	11/29/2019	4,279,369	5,243,988	0.2
Turning Rock Fund II LP (a)(e)(f)	-	12/29/2021	8,954,841	9,667,028	0.4
Upper90 Fund III, LP (a)(e)(f)	-	7/28/2022	1,000,000	1,062,747	0.0
			187,697,789	199,791,112	8.4
Transportation Finance
Aero Capital Solutions Fund, LP (a)(e)(f)	-	1/17/2019	1,546,072	1,744,187	1.6
Aero Capital Solutions Fund II, LP (a)(e)(f)	-	9/16/2019	28,201,497	39,489,758	1.6
Aero Capital Solutions Feeder Fund III, LP (a)(e)(f)	-	9/13/2021	30,809,252	39,456,961	0.1
American Rivers Fund, LLC (a)(e)(f)	-	5/2/2019	22,972,826	26,878,820	1.1
Hudson Transport Real Asset Fund LP (a)(e)(f)	-	8/31/2018	1,189,995	1,528,506	0.1
ITE Rail Fund, L.P. (a)(e)(f)	-	5/25/2022	5,412,017	5,556,083	0.2
			90,131,659	114,654,315	4.7
Total investments in private investment companies			558,545,400	640,359,946	26.8

Variant Alternative Income Fund

Schedule of Investments

January 31, 2023 (Unaudited) (continued)

	Shares/ Units	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Investments in credit facilities - 52.5%
Litigation Finance
C CUBED CAPITAL PARTNERS LLC, 14.00%, due 4/30/2025 (a)(b)		4/18/2022	$33,899,206	$33,899,206	1.4
Experity Ventures, LLC, 13.00%, due 11/4/2026 (a)(b)		11/10/2021	17,381,535	17,381,535	0.7
Kerberos Capital Management and SPV I, 17.00%, due 8/16/2024 (a)(b)		12/29/2018	57,086,611	57,086,611	2.4
Kerberos Capital Management and SPV - (Luckett), 19.00%, due 8/16/2024 (a)(b)		1/29/2020	8,282,200	8,282,200	0.3
Kerberos Capital Management SPV I LLC (Pulvers), 20.00%, due 8/16/2024 (a)(b)		11/19/2020	11,974,267	11,974,267	0.5
Kerberos Capital Management SPV V, LLC, 15.00%, due 5/17/2026 (a)(b)		5/17/2022	20,477,625	20,477,625	0.9
Legal Capital Products, LLC, 13.00%, due 10/7/2026 (a)(b)		10/7/2021	14,688,831	14,688,831	0.6
RIVONIA ROAD FUND LP, 1 Month LIBOR (3.00% Floor) + 11.00%, due 10/28/2023 (a)(b)(c)		11/12/2021	3,588,678	3,588,678	0.1
Stifel Syndicated Credit LLC, 20.00%, due 6/16/2026 (a)(b)		8/15/2022	4,000,000	4,000,000	0.2
			171,378,953	171,378,953	7.1
Portfolio Finance
BA Tech Master, LP, 19.50%, due 10/3/2023 (a)(b)		10/2/2018	1,710,104	1,710,104	0.1
Cirrix Finance, LLC, 15.00%, due 3/31/2023 (a)(b)		11/4/2021	20,000,000	20,000,000	0.8
Delgatto Diamond Finance Fund, L.P., 8.00%, due 3/31/2023 (a)(b)		5/28/2021	63,500,000	63,500,000	2.7
Fairway America Fund (VII and VIIQP) LP, 30 Day Avg. SOFR (4.00% Ceiling) + 6.00%, due 7/01/2023 (a)(b)(c)		11/29/2019	7,500,000	7,500,000	0.3
Stage Point Capital, LLC, 30 Day Avg. SOFR (2.00% Floor and a 4.00% Ceiling) + 6.00%, due 5/1/2023 (a)(b)(c)		5/21/2019	15,950,000	15,950,000	0.7
Viscogliosi Brothers, LLC, 30 Day Avg. SOFR (1.00% Floor) + 14.00%, due 10/31/2023 (a)(b)(c)		10/27/2021	6,043,081	6,043,081	0.3
			114,703,185	114,703,185	4.9
Real Estate Debt
Artic Fox Joint Stock Company, 12.81%, due 11/24/2023 (a)(b)		11/24/2021	720,000	720,000	0.0
Drummond Ross Limited, 10.00%, due 3/31/2023 (a)(b)		1/7/2022	4,314,728	4,412,006	0.2
CDMX II Fund, LLC, 13.00%, due 12/27/2027 (a)(b)		12/1/2022	5,264,000	5,264,000	0.2
TAILOR RIDGE CAPITAL MANAGEMENT, LLC, 30 Day Avg. SOFR (2.00% Floor and a 4.00% Ceiling) + 6.00%, due 7/31/2023 (a)(b)(c)		8/18/2021	2,845,000	2,845,000	0.1
			13,143,728	13,241,006	0.5
Royalties
ARC LPW I, LLC, 13.00%, due 11/30/2025 (a)(b)		9/26/2019	66,044,595	63,116,595	2.6
CASCADE ENERGY GROUP, LLC, 30 Day Avg. SOFR (1.00% Floor and 4.00% Ceiling) + 12.75%, due 7/20/2025 (a)(b)(c)		7/20/2022	12,359,291	12,359,291	0.5
Marine Street, L.P., 9.00%, due 01/31/2026 (a)(b)		3/22/2022	40,987,926	40,987,926	1.7
BEATFUND II, LLC, 30 Day Avg. SOFR (1.00% Floor) + 10.00%, due 11/11/2024 (a)(b)(c)		11/25/2022	11,505,343	11,505,343	0.5
			130,897,155	127,969,155	5.3
Specialty Finance
5 Core Capital LLC, 13.00%, due 4/25/2026 (a)(b)		10/28/2020	14,632,150	14,632,150	0.6
ACMV Factor Finance SPV LLC, 12.00%, due 11/8/2023 (a)(b)		11/24/2021	27,623,673	27,623,673	1.2
ADVANTECH SERVICIOS FINANCIEROS, SOCIEDAD ANÓNIMA PROMOTORA DE INVERSIÓN DE CAPITAL VARIABLE, 30 Day Avg. SOFR (1.00% Floor and a 3.50% Ceiling) + 8.00%, due 8/13/2026 (a)(b)(c)		11/5/2020	18,730,000	18,730,000	0.8
Aion Acquisition, LLC, 0.00%, due 3/31/2023 (a)(b)		3/31/2021	1,217,193	267,676	0.0
Aion Acquisition, LLC, 0.00%, due 3/31/2023 (a)(b)		3/31/2021	538,513	203,624	0.0
Art Lending, Inc. (Dart Milano S.R.L), 9.50%, due 12/31/2023 (a)(b)		4/14/2021	12,154,496	12,154,496	0.5
Art Lending, Inc. (Dart Milano S.R.L 2), 8.68%, due 12/31/2023 (a)(b)		12/17/2021	13,748,021	13,748,021	0.6
Art Lending, Inc. (Procacini S.L. - 1), 10.00%, due 12/31/2023 (a)(b)		8/26/2020	1,967,917	1,967,917	0.1
Art Lending, Inc. (Procacini S.L. - 2), 9.50%, due 12/31/2023 (a)(b)		4/14/2021	4,047,827	4,047,827	0.2
Art Money International, Co., 8.00%, due 12/9/2023 (a)(b)		12/9/2019	435,000	435,000	0.0
Art Money U.S., Inc., 30 Day Avg. SOFR (2.00% Floor) + 10.00%, due 7/1/2023 (a)(b)(c)		6/12/2018	6,800,000	6,800,000	0.3
AVISTA COLOMBIA S.A.S, 12.59%, due 3/29/2023 (a)(b)		3/29/2021	7,200,000	7,200,000	0.3
Bandon VAIF, LLC, 12.00%, due 1/24/2024 (a)(b)		2/10/2020	4,926,925	2,524,480	0.1
Bandon VAIF, LLC, 15.00%, due 1/31/2024 (a)(b)		2/15/2022	73,000	73,000	0.0
Bastion Funding IV LLC (Community Finance), 3 Month LIBOR (1.00% Floor) + 11.00%, due 12/31/2024 (a)(b)(c)		1/19/2022	4,943,825	4,943,825	0.2
Bastion Funding IV LLC (Expansion Capital Group), 3 Month LIBOR (1.00% Floor) + 10.00%, due 8/31/2024 (a)(b)(c)		1/19/2022	8,769,231	8,769,231	0.4
Bastion Funding IV LLC (Kornerstone), 3 Month LIBOR (1.00% Floor) + 12.50%, due 7/15/2024 (a)(b)(c)		1/19/2022	6,000,000	6,000,000	0.3
Bastion Funding IV LLC (NextGen), 3 Month LIBOR (1.00% Floor) + 12.00%, due 1/29/2024 (a)(b)(c)		9/23/2022	9,999,747	9,999,747	0.4
BPIIHR HOLDCO, LLC, 16.00%, due 10/28/2026 (a)(b)		11/1/2021	3,620,000	3,620,000	0.2
BUNDLED UP LLC, 30 Day Avg. SOFR (1.00% Floor) + 10.50%, due 10/01/2025 (a)(b)(c)		11/18/2022	33,884,959	33,884,959	1.4
Byzfunder Funding, LLC, 13.50%, due 9/5/2023 (a)(b)		10/22/2021	4,642,715	4,642,715	0.2
Coromandel Credit Facility, 9.00%, due 7/1/2023 (a)(b)		1/13/2020	78,613,549	78,613,549	3.3
Envest (Canada) Holdings Corp., due 11/30/2024 (a)(b)		11/30/2022	19,048,000	19,048,000	0.8
EQUITY LINK, S.A.P.I. DE C.V., SOFOM E.N.R., 30 Day Avg. SOFR (2.00% Floor) + 9.50%, due 4/12/2024 (a)(b)(c)		4/29/2021	10,530,000	10,530,000	0.4
FilmRise Acquisitions LLC, 13.50%, due 10/01/2025 (a)(b)		9/14/2022	6,818,523	6,818,523	0.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 10.25%, due 4/15/2023 (a)(b)		4/14/2021	7,652,000	7,621,117	0.3

First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 11.25%, due 1/19/2024 (a)(b)	1/20/2021	$10,000,000	$9,270,451	0.4
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 12.00%, due 11/09/2023 (a)(b)	11/6/2020	30,000,000	30,292,804	1.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - B Class - 12.50%, due 9/06/2023 (a)(b)	9/7/2021	10,000,000	10,022,582	0.4
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - C Class - 12.00%, due 3/21/2023 (a)(b)	3/21/2022	5,000,000	5,240,795	0.2
GREENHILL DEBT MANAGEMENT, LLC, due 12/22/2027 (a)(b)	12/22/2022	2,408,928	2,408,928	0.1
Grupo Olinx, S.A.P.I. de C.V., SOFOM, E.N.R., 12.11%, due 2/22/2025 (a)(b)	8/12/2021	9,500,000	9,500,000	0.4
Hash Maps Labs, Inc., 12.00%, due 3/31/2024 (a)(b)	3/23/2021	2,473,447	2,473,447	0.1
KY LAN ASSET FINANCE 1, 9.50%, due 1/26/2024 (a)(b)	1/26/2022	12,078,947	12,078,947	0.5
LAMBDA SCHOOL III SPV LLC, 12.00%, due 5/17/2024 (a)(b)	6/18/2021	3,587,847	3,587,847	0.1
LCA Crackpital, S.A.P.I. de C.V. SOFOM, E.N.R., 15.25%, due 4/21/2023 (a)(b)	4/21/2021	1,890,047	1,890,047	0.1
Lendable Asset Management LLC (Payjoy), 14.50%, due 11/25/2024 (a)(b)	1/13/2021	5,000,000	5,000,000	0.2
Lendable Asset Management LLC (Terrapay), 10.75%, due 12/26/2024 (a)(b)	1/10/2022	5,000,000	5,000,000	0.2
LENDABLE S.A, SICAV-RAIF, 11.00%, due 5/04/2024 (a)(b)	11/15/2022	4,000,000	4,000,000	0.2
LENDABLE SPC, ACTING FOR AND ON BEHALF OF SEGREGATED INVESTMENT VEHICLE I, SP, 11.00%, due 12/15/2023 (a)(b)	1/13/2023	6,750,000	6,750,000	0.3
OHPC LP, Prime (4.00% Floor) + 7.75%, due 2/18/2023 (a)(b)(c)	10/31/2022	21,021,106	21,021,106	0.9
Pier Asset Management LLC (Series 6), SONIA (1.00% Floor) + 13.50%, due 2/17/2024 (a)(b)(c)	2/9/2022	26,053,403	26,053,403	1.1
Pier Asset Management LLC (Series 9), 30 Day Avg. SOFR (1.00% Floor and 5.00% Ceiling) + 14.00%, due 5/31/2024 (a)(b)(c)	12/23/2022	5,913,000	5,913,000	0.3
PT AWAN TUNAI INDONESIA, 11.93%, due 5/19/2023 (a)(b)	9/9/2020	22,500,200	22,500,200	0.9
RAINFOREST LIFE PTE. LTD., 14.00%, due 8/20/2024 (a)(b)	8/20/2021	12,337,793	12,337,793	0.5
RKB Bridge Solutions, LLC, 7.75%, due 11/30/2023 (a)(b)	12/13/2019	3,536,000	3,536,000	0.1
RKB BRIDGE SOLUTIONS, LLC, 30 Day Avg. SOFR (1.00% Floor and a 9.75% Ceiling) + 6.75%, due 3/31/2025 (a)(b)(c)	4/21/2022	3,541,500	3,541,500	0.1
Salaryo Capital II LLC, 11.00%, due 4/15/2023 (a)(b)	1/30/2020	8,500,000	8,500,000	0.4
SEIA Purchasing LLC, 13.00%, due 10/31/2024 (a)(b)	10/12/2022	24,010,945	24,010,945	1.0
SQUARE KILOMETER CAPITAL SPV LLC, 30 Day Avg. SOFR + 11.00%, due 9/30/2024 (a)(b)(c)	11/9/2022	3,800,000	3,800,000	0.2
SSC SPV No.1 LLC, 9.00%, due 1/24/2025 (a)(b)	8/9/2019	63,171,207	63,171,207	2.6
Star Strong Funding LLC, 8.00%, due 12/31/2023 (a)(b)	2/4/2022	697,418	697,418	0.0
STAT CAPITAL SPV LLC, 30 Day Avg. SOFR (1.00% Floor) + 9.75%, due 4/28/2026 (a)(b)(c)	4/29/2022	12,500,000	12,500,000	0.5
STRIDE ALTERNATIVE EDUCATION FUND 1, 14.00%, due 6/10/2029 (a)(b)	6/13/2022	6,818,000	6,818,000	0.3
TCM Produce LLC, 16.00%, due 5/15/2023 (a)(b)	5/19/2021	10,295,000	10,295,000	0.4
Vantage Borrower SPV I LLC, 12.00%, due 4/30/2024 (a)(b)	9/11/2020	3,000,000	3,000,000	0.1
Wallace Management Co. LLC, 30 Day Avg. SOFR (1.00% Floor) + 13.00%, due 9/06/2023 (a)(b)(c)	9/8/2022	7,222,222	7,222,222	0.3
Watu Holdings Ltd, 13.00%, due 5/07/2024 (a)(b)	4/11/2022	10,000,000	10,000,000	0.4
		661,224,274	657,333,172	27.5
Trade Finance
DRIP CAPITAL SPV VASCO LLC - Series 2022-X, 8.00%, due 3/15/2023 (a)(b)	12/14/2022	300,000	300,000	0.0
DRIP CAPITAL SPV VASCO LLC - Series 2023-E, 8.00%, due 4/30/2023 (a)(b)	1/31/2023	625,000	625,000	0.0
MEDTRADE CAPITAL, LLC, 12.00%, due 7/31/2025 (a)(b)	4/30/2022	122,825,191	117,146,261	4.9
Octagon Asset Management, LLC - (Deal: Tru Grit 7), 24.00%, due 3/31/2023 (a)(b)	3/9/2021	20,978,443	20,978,443	0.9
		144,728,634	139,049,704	5.8
Transportation Finance
Rivonia Road Accept, LLC, 30 Day Avg. SOFR (1.00% Floor) + 12.50%, due 07/31/2025 (a)(b)(c)	9/27/2022	15,665,100	15,665,100	0.7
		15,665,100	15,665,100	0.7

Variant Alternative Income Fund

Schedule of Investments

January 31, 2023 (Unaudited) (continued)

	Shares/ Units	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Warehouse Facilities
edly WH Investors 2019-1, LLC, 12.00%, due 12/04/2023 (a)(b)		10/9/2019	$1,105,318	$1,105,318	0.0
Homelight Homes Real Estate, LLC, 12.00%, due 02/28/2023 (a)(b)		10/8/2020	15,858,353	15,858,353	0.7
			16,963,671	16,963,671	0.7
Total investments in credit facilities			1,268,704,700	1,256,303,946	52.5

			Cost
Investments in special purpose vehicles - 10.1%
Litigation Finance
YS CF LawFF VII LLC (a)(b)	-	4/5/2018	241,115	241,115	0.0
Real Estate Debt
CDMX DEBT FUND, LLC (a)(b)	-	4/25/2022	20,974,670	22,772,502	1.0
Monticello Funding, LLC Series BTH 48 (a)(e)(f)	-	7/23/2021	2,250,000	2,280,313	0.1
Monticello Funding, LLC Series BTH 49 (a)(e)(f)	-	8/16/2021	828,947	838,857	0.0
Monticello Funding, LLC Series BTH 54 (a)(e)(f)	-	12/17/2021	1,990,161	2,014,478	0.1
Monticello Funding, LLC Series BTH 55 (a)(e)(f)	-	12/17/2021	2,500,000	2,520,859	0.1
Monticello Funding, LLC Series BTH 56 (a)(e)(f)	-	12/17/2021	7,333,857	7,408,027	0.3
Monticello Structured Products, LLC Series SH-52 (a)(e)(f)	-	3/30/2022	1,500,000	1,519,343	0.1
Monticello Structured Products, LLC Series SH-62 (a)(e)(f)	-	5/6/2022	800,000	807,755	0.0
			38,177,635	40,162,134	1.7
Real Estate Equity
ArrowMark Commercial Real Estate Partners, LLC (a)(e)(f)	-	12/20/2021	8,493,394	10,456,488	0.5
CX LIVELY INDIGO RUN DEPOSITOR, LLC (a)(b)	-	5/9/2022	9,266,250	9,266,250	0.4
CX Midwest Industrial Logistics Depositor, LLC (a)(b)	-	6/24/2022	10,000,000	10,000,000	0.4
CX Mode at Hyattsville Depositor, LLC (a)(b)	-	10/18/2022	12,990,000	12,990,000	0.5
CX Owings Mills Multifamily Depositor, LLC (a)(b)	-	7/12/2022	10,000,000	10,000,000	0.4
CX Residences at Congressional Village Depositor, LLC (a)(b)	-	6/27/2022	10,000,000	10,000,000	0.4
CX Station at Clift Farm Depositor, LLC (a)(b)	-	12/27/2021	11,800,000	11,800,000	0.5
			72,549,644	74,512,738	3.1
Royalties
Round Hill Music Carlin Coinvest, LP (a)(d)(e)(f)	-	10/1/2017	929,104	1,179,564	0.1
Specialty Finance
Cirrix Investments, LLC (a)(e)(f)	-	1/27/2022	5,000,000	5,773,449	0.2
CoVenture - Clearbanc Special Assets Fund LP (a)(e)(f)	-	3/12/2019	788,296	794,061	0.0
Lendable SPC (a)(e)(f)	-	7/31/2020	102,900,000	99,878,471	4.2
PSC US BADGER LLC (a)(e)(f)	-	10/20/2021	18,135,988	18,792,059	0.8
			126,824,284	125,238,040	5.2
Transportation Finance
YS Vessel Deconstruction I (a)(b)	-	8/26/2018	500,000	200,000	0.0
Total investments in special purpose vehicles			239,221,782	241,533,591	10.1

Investments in direct equities - 0.3%
Litigation Finance
Kerberos Capital Management SPV V, LLC (a)(b)	5	5/17/2022	0	2,845,599	0.1
Specialty Finance
Aion Financial - Equity (a)(b)	219,220	3/31/2021	22	349,125	0.0
Art Lending, Inc. (Dart Milano Profit Share) (a)(b)	-	6/2/2021	0	36,304	0.0
Art Lending, Inc. (Dart Milano 2 Profit Share) (a)(b)	-	12/17/2021	0	249,236	0.0
Art Lending, Inc. (Procacini S.L. - 1 Profit Share) (a)(b)	-	8/26/2020	0	205,561	0.0
Art Lending, Inc. (Procacini S.L. - 2 Profit Share) (a)(b)	-	4/14/2021	0	464,000	0.0
Art Money International, Co. - Convertible Shares (a)(b)	-	11/5/2021	0	59,661	0.0
Coromandel SPV LLC - Warrants (a)(b)	-	9/8/2021	0	195,255	0.0
INTERNEX CAPITAL LLC (a)(b)	359,701	4/1/2022	1,250,000	1,250,000	0.1
RAINFOREST LIFE PTE. LTD. - Warrants (a)(b)	61,370	8/20/2021	0	106,200	0.0
STAR STRONG FUNDING LLC (a)(b)	-	4/27/2022	348,000	1,851,219	0.1
Vantage Borrower SPV I LLC - Warrants (a)(b)	29,207	1/27/2021	0	525,915	0.0
			1,598,022	5,292,476	0.2
Total investments in direct equities			1,598,022	8,138,075	0.3

	Shares
Investments in money market instruments - 9.7%
GS Financial Square Government Fund, Institutional Shares, 4.22% (a)(h)	232,781,147	232,781,147	232,781,147	9.7
Total investments in money market instruments		232,781,147	232,781,147	9.7

Total Investments (cost $2,300,851,051)			$2,379,116,705	99.4
Other assets less liabilities			14,499,496	0.6
Net Assets			$2,393,616,201	100.0

(a)	Security serves as collateral for the Fund’s revolving credit facility, when in use during the year.
(b)	Value was determined using significant unobservable inputs.
(c)	Variable rate sercurity.
(d)	100% of this special purpose vehicle is invested in one music catalog.
(e)	Private investment company or special purpose vehicle does not issue shares or units.
(f)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(g)	Private investment company is part of the MSPR SPAC. The Fund’s valuation is made up of it’s share of the SPAC plus a preferred return.
(h)	Rate listed is the 7-day effective yield at 01/31/2023.

Variant Alternative Income Fund

Portfolio Allocation (Unaudited)

January 31, 2023 (Unaudited)

Investment Type as a percentage of Total Net Assets As Follows

Security Type/Sector	Percent of Total Net Assets
Credit Facilities	52.5%
Private Investment Companies	26.8%
Special Purpose Vehicles	10.1%
Short-Term Investments	9.7%
Direct Equities	0.3%
Total Investments	99.4%
Other assets less liabilities	0.6%
Total Net Assets	100.0%

Variant Alternative Income Fund

Schedule of Investments

January 31, 2023 (Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts Long (Short)	Notional Value	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Australian Dollar	Mar 2023	(891)	$(60,987,499)	$(62,993,700)	$(2,006,201)
CME British Pound	Mar 2023	(115)	(8,925,773)	(8,882,313)	43,460
CME Euro Dollar	Mar 2023	(31)	(4,158,255)	(4,223,750)	(65,495)
CME Mexican Peso	Mar 2023	(850)	(21,268,239)	(22,482,500)	(1,214,261)
TOTAL FUTURES CONTRACTS			$(95,339,766)	$(98,582,263)	$(3,242,497)

Variant Alternative Income Fund

Notes to Financial Statements

January 31, 2023

1. Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as the Fund’s valuation designee (in this capacity, the “Valuation Designee”) to perform fair value determinations.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for fair value determinations in accordance with the Valuation Procedures to the Valuation Designee, subject to oversight by the Board.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the-counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Prior to investing in any private investment companies or special purpose vehicles (collectively, “Underlying Funds”), the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund values its interests in Underlying Funds using the NAV provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Designee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Designee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Designee may have limited ability to assess the accuracy of these valuations.

Variant Alternative Income Fund

Notes to Financial Statements

January 31, 2023 (continued)

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Designee of any information or factors deemed appropriate. The Valuation Designee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Valuation Designee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Futures

The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Variant Alternative Income Fund

Notes to Financial Statements

January 31, 2023 (continued)

2. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

Variant Alternative Income Fund

Notes to Financial Statements

January 31, 2023 (continued)

At January 31, 2023, the Fund had a private investment company of $24,951,612 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for the practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. These adjustments are based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, a premium of 1.02x has been applied to the investment’s stated NAV reported by the private investment company. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by expected value of contingency fees received from future case settlements, real estate, specialty finance investments, and royalties. The debt offerings are generally short-term in nature and carry a fixed interest rate. During the period ended January 31, 2023, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally measured based on NAV as practical expedient, while others are categorized as Level 3 of the fair value hierarchy.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of January 31, 2023. During the period ended January 31, 2023, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Direct Equities

As a part of some of the credit facilities, the Fund receives direct equity in the private investments or operating companies of the borrower via common stock shares, warrants, or profit sharing instruments. The Fund has determined to value its investments in direct equities through a discounted cash flow or market approach method as of January 31, 2023. Investments in direct equities are categorized in Level 3 of the fair value hierarchy.

Variant Alternative Income Fund

Notes to Financial Statements

January 31, 2023 (continued)

(c)	Fair Value – Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of January 31, 2023. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Investments	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$-	$-	$24,951,612	$615,408,334	$640,359,946
Credit Facilities	-	-	1,256,303,946	-	1,256,303,946
Special Purpose Vehicles	-	-	87,269,868	154,263,723	241,533,591
Direct Equities	-	-	8,138,075	-	8,138,075
Short-Term Investments	232,781,147	-	-	-	232,781,147
Total Investments	$232,781,147	$-	$1,376,663,501	$769,672,057	$2,379,116,705
Other Financial Instruments[1]
Futures Contracts	3,242,497	-	-	-	3,242,397
Total Assets	$236,023,644	$-	$1,376,663,501	$769,672,057	$2,382,359,202

1Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(d) Fair Value – Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended January 31, 2023:

	Private Investment Companies	Credit Facilities	Special Purpose Vehicles	Direct Equities
April 30, 2022	$35,587,842	$933,343,913	$66,579,260	$4,678,276
Realized gains (losses)	-	-	-	9,778
Unrealized gains (losses)	(10,636,230)	(6,518,136)	(1,766,178)	3,450,021
Transfers Into Level 3	-	-	28,540,178	-
Transfers Out of Level 3	-	-	-	-
Purchases	-	691,775,613	62,431,136	-
Sales	-	(362,297,444)	(68,514,528)	-
January 31, 2023	$24,951,612	$1,256,303,946	$87,269,868	$8,138,075

Variant Alternative Income Fund

Notes to Financial Statements

January 31, 2023 (continued)

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of January 31, 2023.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average (1)	Impact on Valuation from an increase in input
Private Investment Companies	$ 24,951,612	Market Approach	Ownership % Carried Interest Preferred Return	3.19% 35.00% 20.00%	N/A N/A N/A	Increase Decrease Increase
Credit Facilities	1,256,303,946	Market Approach Discounted Cash Flow	Recent transaction price Interest Rate Discount Rate	N/A 10.25% - 12.00% 10.00%	N/A 11.96% N/A	Increase Decrease Decrease
Special Purpose Vehicles	87,269,868	Market Approach Income Approach	Recent transaction price Preferred Return	N/A 12.00%	N/A 12.00%	Increase Increase
Direct Equities	8,138,075	Discounted Cash Flow Market Approach	Discount Rate Growth Rate Market Multiple Ownership % Discount Rate Market Multiple Market Valuation Ownership % Price Per Share	15.00% - 30.00% 3.00% 8.15 1.95% 15.00% - 35.00% 10.00 $600,000 - $50,000,000 0.089% - 10.00% $3.48 - $18.01	20.24% N/A N/A N/A 21.51% N/A $18,703,959 9.53% $7.78	Decrease Increase Increase Increase Decrease Increase Increase Increase Increase

(1)	Unobservable inputs were weighted by the fair value of the instruments as of period ended 1/31/23.